Other Reserves - Summary of Other Reserves (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other reserves [Line Items]
Beginning Balance	¥ 2,158,432	¥ 9,304,995	¥ 7,418,710
Exercise of share-based payment	1,737	58,953	79,651
Foreign operation translation differences	(465,590)	(1,581,252)	28,402
Appropriation to general reserve		42,078	1,789,034
Share-based payment	(36,089)	45,491	132,071
Acquisition of non-controlling interests of a subsidiary	4,511		9,487
Redemption and extension of convertible promissory notes		(5,584,770)
Repayment of optionally convertible promissory notes	(1,489,748)
Ending Balance	155,849	2,158,432	9,304,995
Employee Share-based compensation reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	652,232	674,851	615,489
Exercise of share-based payment	(15,667)	(68,110)	(72,709)
Share-based payment	(36,089)	45,491	132,071
Ending Balance	600,476	652,232	674,851
Translation sale differences
Disclosure of Other reserves [Line Items]
Beginning Balance	(1,406,270)	174,982	146,580
Foreign operation translation differences	(465,590)	(1,581,252)	28,402
Ending Balance	(1,871,860)	(1,406,270)	174,982
General reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	2,827,290	2,785,212	996,178
Appropriation to general reserve		42,078	1,789,034
Acquisition of non-controlling interests of a subsidiary	0
Ending Balance	2,827,290	2,827,290	2,785,212
Value of conversion rights optionally convertible promissory notes
Disclosure of Other reserves [Line Items]
Beginning Balance	1,489,748	1,489,748	1,489,748
Repayment of optionally convertible promissory notes	(1,489,748)
Ending Balance	0	1,489,748	1,489,748
Value of conversion rights convertible promissory note
Disclosure of Other reserves [Line Items]
Beginning Balance	160,185	5,744,955	5,744,955
Redemption and extension of convertible promissory notes		(5,584,770)
Repayment of optionally convertible promissory notes	0
Ending Balance	160,185	160,185	5,744,955
Capital reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	(1,564,753)	(1,564,753)	(1,574,240)
Acquisition of non-controlling interests of a subsidiary	4,511		9,487
Ending Balance	¥ (1,560,242)	¥ (1,564,753)	¥ (1,564,753)